Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 - Related Party Transactions

Name of the related party	Relationship
Aark II Pte Limited	Affiliate entity
Aark Singapore Pte Ltd	Affiliate entity
Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Affiliate entity
Aeries Financial Technologies Private Limited	Affiliate entity
Bhanix Finance And Investment Limited	Affiliate entity
Ralak Consulting LLP	Affiliate entity
Sqrrl Fintech Private Limited (“Sqrrl”)	Affiliate entity
TSLC Pte Limited	Affiliate entity
Venu Raman Kumar	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery	Key managerial personnel (till 9th February 2025) Vice chairman of ATI’s Board (w.e.f. 10th February 2025)
Bhisham (Ajay) Khare	Key managerial personnel
Daniel S. Webb	Key managerial personnel
Unnikrishnan (Unni) Balakrishnan Nambiar	Key managerial personnel

Summary of significant transactions and balances due to and from related parties are as follows:

	Year Ended March 31,
	2025	2024
Cost sharing arrangements
Aeries Financial Technologies Private Limited (b)	177	187
Bhanix Finance And Investment Limited (b)	120	115
Corporate guarantee commission
Bhanix Finance And Investment Limited	-	2
Corporate guarantee expense
Aeries Technology Products And Strategies Private Limited (j)	-	2
Interest expense
Aeries Technology Products And Strategies Private Limited (d)	72	30
Mr. Vaibhav Rao (g)	83	84
Sqrrl Fintech Private Limited (k)	8	-
Interest income
Aeries Financial Technologies Private Limited (f), (h)	188	166
Aeries Technology Products And Strategies Private Limited (e), (h)	125	99
Legal and professional fees paid
Ralak Consulting LLP (c)	305	424
Management consultancy service
Aark II Pte Limited (a)	2,861	3,176
TSLC Pte Limited (a)	-	119
Office management and support services expense
Aeries Technology Products And Strategies Private Limited (i)	36	94

	March 31,
	2025	2024
Accounts payable
Aeries Technology Products And Strategies Private Limited (i)	$-	$9
Accounts receivable
Aark II Pte Limited (a)	439	629
Aeries Financial Technologies Private Limited (b)	102	11
Bhanix Finance And Investment Limited (b)	105	17
TSLC Pte Limited (a)	101	128
Interest payable (classified under other current liabilities)
Aeries Technology Products And Strategies Private Limited (d)	41	-
Interest receivable (classified under prepaid expenses and other current assets)
Aeries Technology Products And Strategies Private Limited (e)	14	-
Aeries Financial Technologies Private Limited (f)	1	-
Investment in 0.001% Series-A Redeemable preference share
Aeries Financial Technologies Private Limited (h)	1,008	939
Investment in 10% Cumulative redeemable preference shares
Aeries Technology Products And Strategies Private Limited (h)	822	792
Loan from Members of immediate families of Venu Raman Kumar
Mr. Vaibhav Rao (g)	812	834
Loans from affiliates
Aeries Technology Products and Strategies Private Limited (d)	111	498
Loans to affiliates (classified under other assets)
Aeries Financial Technologies Private Limited (f)	102	105
Aeries Technology Products And Strategies Private Limited (e)	129	558

(a)	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
(b)	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
(c)	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP via agreement dated April 1, 2022.
(d)	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
(e)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
(f)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
(g)	The Company obtained a loan at 10% interest rate from Mr. Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The loan amount was outstanding in entirety as of March 31, 2025.
(h)	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
(i)	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
(j)	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,804 at the exchange rate in effect on March 31, 2025) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.
(k)	The Company incurred interest expense in relation to loans taken from Sqrrl, which were borrowed to meet working capital requirements. The loans were for a 3-month term and were issued at an interest rate of 17% per annum.

The Company has also executed two Exchange Agreements: (1) with AARK and Mr. Raman Kumar in his capacity as a shareholder of AARK; and (2) with ATGBA and Mr. Sudhir Appukuttan Panikassery, Mr. Ajay Khare, and Mr. Unnikrishnan Balakrishnan Nambiar, key managerial personnel of ATGBA in their capacity as shareholders of ATGBA (together referred to as “counterparties”). Under the Exchange Agreements, the counterparties would have a right to exchange the shares held by them in AARK or ATGBA into shares of ATI or cash subject to the conditions specified in the Exchange Agreement. Refer Note 16 for details. Additionally, pursuant to the Business Combination, 5,638,530 Class A ordinary shares have been issued to Innovo Consultancy DMCC, which is wholly owned by Mr. Kumar.